NOTE 8 - PROTOTYPE AGREEMENT	12 Months Ended
Dec. 31, 2011
Prototype Agreement Disclosure [Text Block]
NOTE 8 -        PROTOTYPE AGREEMENT

In June 2010, the Company entered into a six-month “Prototype Evaluation Agreement” (“Prototype Agreement”) with a company to produce a prototype AsepticSure™ system apparatus prior to August 24, 2010 and a second prototype apparatus prior to September 24, 2010.  As additional consideration for the assistance provided by this company pursuant to this Prototype Agreement, the Company has agreed to issue 1,000,000 shares of common stock upon the Company’s acceptance of the completed prototype apparatuses, with any required changes agreed to, as being ready for regular production.  This did not happen, however, prior to December 31, 2010, thus no shares have been issued and the Prototype Agreement was not renewed.